PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 1,714,403	R$ 1,801,186	R$ 1,644,061
Percentage of fines on ICMS tax amount		50.00%
Concessions payable		R$ 3,565,373	3,351,410
Compensation for collective pain and suffering		100,000
Principal proceedings, deemed risk of loss as possible		23,674,527	23,458,774
Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		366,110
Civil [member] | Moove [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		160,508
Environmental [member] | Moove [member] | Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		365,319
Principal proceedings, deemed risk of loss as possible		441,142
Increase in existing provisions, other provisions		2,062
Rumo S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		31,262
Amount of fine to be paid		339,811
Rumo Malha Sul S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		R$ 130,239
Percentage of contingent liabilities provisioned		50.00%
Rumo Malha Sul S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Amount of fine imposed under appeal		R$ 176,867
Rumo Malha Sul S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Amount of fine imposed under appeal		106,120
Rumo Malha Paulista S.A. [member]
Disclosure of other provisions [line items]
Collective moral damages		15,000
Compensation payable to various social entities		20,000
Rumo Malha Paulista S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		356,284
Rumo Malha Paulista S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		137,210
Amount of fine imposed under appeal		221,256
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		813,732	747,647	647,610
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	174,860	125,723
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 387,692	R$ 391,487	R$ 411,417

[1]	ICMS required by the State of São Paulo resulting from disallowances of credits for diesel oil used in the agro-industrial production process. The Motions on Execution were dismissed as unfounded, as were the appeals that followed; and infraction notices relating to ICMS credits arising from materials used in the production process classified as “use and consumption”, which would not generate the right to credit